Equity-Based Compensation - Summary of Service-Based Restricted Stock Units (Detail) (RSUs [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
RSUs [Member]
Summary of Service-Based Restricted Stock Units
Nonvested at beginning of the year, RSUs	751,798
Granted, RSUs	377,000
Converted, RSUs	(330,313)
Forfeited, RSUs	(168,197)
Nonvested at end of period, RSUs	630,288	751,798
Convertible at end of period, RSUs	260,723
Nonvested at beginning of year, Weighted-average Grant-Date Fair Value	$ 9.82
Granted, Weighted-average Grant-Date Fair Value	$ 10.97	$ 9.83	$ 11.13
Converted, Weighted-average Grant-Date Fair Value	$ 10.08
Forfeited, Weighted-average Grant-Date Fair Value	$ 9.88
Nonvested at end of period, Weighted-average Grant-Date Fair Value	$ 10.36	$ 9.82
Convertible at end of period, Weighted-average Grant-Date Fair Value	$ 9.38
Weighted average remaining contractual term, outstanding units	10 years 1 month 6 days
Convertible, Weighted average remaining contractual life	19 years 10 months 24 days
Outstanding at end of year, Aggregate Intrinsic Value	$ 12,549
Convertible Aggregate Intrinsic Value	$ 5,191